PATENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
As of March 31, 2020, and December 31, 2019, the Company recorded the following patent balances:

	March 31, 2020	December 31, 2019
Total Patents	$77,722	$77,722
Accumulated Amortization	(70,940)	(70,488)
Patent costs, net	$6,782	$7,234
The Company has recorded the following patent costs:
	December 31, 2019	December 31, 2018
Total Patents	$77,722	$77,743
Accumulated Amortization	(70,488)	(65,951)
Patent costs, net	$7,234	$11,792

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	The Company recorded amortization expense as follows:
Twelve Months Ended December 31,
2019	2018
$4,558	$4,536

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated amortization expense as of March 31, 2020 is as follows:
Years ended December 31,
2020 – remaining nine months	$1,357
2021	1,809
2022	1,809
2023	1,807
2024 and thereafter	-
Total	$6,782
Estimated amortization expense as of December 31, 2019 is as follows:
Years ended December 31,
2020	$1,809
2021	1,809
2022	1,809
2023	1,807
2024 and thereafter	-
Total	$7,234

Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
As of March 31, 2020, and December 31, 2019, the Company recorded the following trademarks balances:

	March 31, 2020	December 31, 2019
Total Trademarks	$54,474	$49,867
Accumulated Amortization	-	-
Trademarks, net	$54,474	$49,867

As of December 31, 2019, and December 31, 2018, the Company recorded the following trademarks balances:

	December 31, 2019	December 31, 2018
Total Trademarks	$49,867	$-
Accumulated Amortization	-	-
Trademarks, net	$49,867	$-